Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities (including discontinued operations)
Profit before taxes from continuing operations	$ 552	$ 175	$ 238
Profit before taxes from discontinued operations	(3)	4	116
Profit before taxes	549	179	354
Adjustments to reconcile to net cash:
Interest expense on leases	122	117	131
Interest expense on debt and other financing	594	595	497
Interest and other financial income	(46)	(28)	(18)
Adjustments for non-cash items:
Depreciation and amortization	1,234	1,338	1,364
Share of profit in joint ventures	(54)	(42)	(32)
Gain on disposal and impairment of assets, net	(54)	(10)	(122)
Share-based compensation	50	52	29
Loss from other associates and joint ventures, net	0	3	0
Other non-operating (income) expenses, net	119	(36)	77
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net	36	(245)	(104)
Decrease (increase) in inventories	0	11	5
Increase (decrease) in trade and other payables, net	(92)	47	(37)
Changes in contract assets, liabilities and costs, net	(42)	65	(14)
Total changes in working capital	(97)	(123)	(151)
Interest paid on leases	(120)	(115)	(128)
Interest paid on debt and other financing	(499)	(505)	(411)
Interest received	43	31	8
Taxes paid	(239)	(233)	(316)
Net cash provided by operating activities	1,603	1,223	1,284
Cash flows from investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0	(283)
Proceeds from the disposal of subsidiaries and associates	5	0	152
Purchase of spectrum and licenses	(135)	(236)	(93)
Purchase of other intangible assets	(94)	(133)	(179)
Purchase of property, plant and equipment	(540)	(814)	(800)
Proceeds from sale of property, plant and equipment	58	17	21
Dividends and dividend advances received from joint ventures and associates	66	63	10
Settlement of derivative financial instruments	9	(26)	11
Transfer (to) / from pledge deposits, net	5	(6)	33
Loans granted within the Tigo Money lending activity, net	(2)	(4)	(3)
Cash (used in) provided by other investing activities, net	25	24	25
Net cash used in investing activities	(604)	(1,116)	(1,104)
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing	604	362	1,570
Repayment of debt and other financing	(1,366)	(632)	(2,127)
Lease capital repayment	(204)	(177)	(157)
Capital injection in subsidiary (Non-controlling interests' portion)	0	74	0
Proceeds from the rights offering, net of costs	0	0	717
Advances and dividends paid to non-controlling interests	0	0	(4)
Share repurchase program	(99)	(5)	0
Net cash from (used in) financing activities	(1,066)	(377)	(1)
Exchange impact on cash and cash equivalents, net	(8)	6	(11)
Net increase (decrease) in cash and cash equivalents	(76)	(264)	168
Cash and cash equivalents, beginning balance	775	1,039	895
Effect of cash in disposal group held for sale	0	0	(24)
Cash and cash equivalents, ending balance	$ 699	$ 775	$ 1,039